Babson Capital
Participation Investors

Report for the

Three Months Ended March 31, 2012

Adviser	Transfer Agent & Registrar

Babson Capital Management LLC	DST Systems, Inc.
1500 Main Street, P.O. Box 15189	P.O. Box 219086
Springfield, Massachusetts 01115-5189	Kansas City, MO 64121-9086
1-800-647-7374
Independent Registered Public Accounting Firm
Internet Website
KPMG LLP
Boston, Massachusetts 02110	www.babsoncapital.com/mpv

Counsel to the Trust	Babson Capital Participation Investors
Ropes & Gray LLP	c/o Babson Capital Management LLC
Boston, Massachusetts 02110	1500 Main Street, Suite 2200
Springfield, Massachusetts 01115
Custodian	(413) 226-1516
State Street Bank and Trust Company
Boston, Massachusetts 02116

Investment Objective and Policy	Form N-Q

Babson Capital Participation Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol “MPV”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http:// www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mpv; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital.com/mpv; and (2) on the SEC’s website at http://www.sec.gov.

Babson Capital Participation Investors

TO OUR SHAREHOLDERS

April 30, 2012

We are pleased to present the March 31, 2012 Quarterly Report of Babson Capital Participation Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 27 cents per share, payable on May 18, 2012 to shareholders of record on May 7, 2012. The Trust paid a 27 cent per share dividend for the preceding quarter (plus a special year-end dividend of 15 cents per share). The Trust earned 27 cents per share of net investment income for the first quarter of 2012, compared to 25 cents per share in the previous quarter.

During the first quarter, the net assets of the Trust increased to $123,221,791 or $12.16 per share compared to $120,319,666 or $11.90 per share on December 31, 2011. This translates into a 2.2% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 9.0%, 14.7%, 7.8%, and 12.9% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price decreased 5.6% during the quarter, from $15.85 per share as of December 31, 2011 to $14.96 per share as of March 31, 2012. The Trust’s market price of $14.96 per share equates to a 23.0% premium over the March 31, 2012 net asset value per share of $12.16. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 9.3%, 9.3 % and 9.4%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 12.4% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 5.3% for the quarter.

The Trust closed six new private placement investments and two “follow-on” investments in existing portfolio companies during the first quarter. The six new investments were in Church Services Holding Company, ELT Holding Company, Healthcare Direct Holding Company, HGGC Citadel Plastics Holdings, RM Holding Company and Safety Infrastructure Solutions, while the two follow-on investments were in FCX Holdings Corporation and FGI Equity LLC. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these transactions was $4.4 million.

U.S. middle market buyout activity was down substantially in the first quarter of 2012 compared to the first quarter of 2011. While the first quarter is typically a slow period for buyout activity, the fall-off in volume versus the prior year was a surprise to most market participants. In light of the market slowdown, we were pleased to be able to add the six new platform investments and two “follow-on” investments noted above to the Trust’s portfolio during the quarter. Many market participants expect deal flow to improve throughout the rest of the year, due to factors such as an abundant supply of debt and equity capital, and the proposed changes in capital-gains tax rates due to be enacted in 2013. Our deal flow has remained steady into the second quarter of 2012 and we are optimistic it will remain strong throughout the rest of 2012. Leverage multiples are starting to become a bit of a concern as the scarcity of deal flow has led some lenders to offer higher leverage levels and more aggressive pricing as a way to win deals. We think that is a flawed approach. Instead, we will maintain the same discipline and investment philosophy, based on taking prudent levels of risk and getting paid appropriately for the risks taken, that has served us well for so many years.

(Continued)

We are pleased with the continued improvement in the operating performance of most of our portfolio companies in the first quarter of 2012. Realization activity for the Trust also remains strong. We had three companies sold for nice gains in the first quarter, Milwaukee Gear Company, REI Delaware Holding, Inc., and Savage Sports Holdings, Inc. We have a healthy backlog of companies in the process of being sold and expect 2012 to be a good year for realizations. Refinancing activities, in which the Trust’s subordinated note holdings are fully or partially prepaid, continues at a high level, as companies seek to take advantage of lower interest rates and credit availability. As mentioned in prior reports, strong realization and refinancing activity is a double-edged sword, as the resulting loss of income-producing investments could adversely impact the Trust’s ability to sustain its dividend level. We have been fortunate that our new investment activity in recent periods has been strong and has had a positive impact on net investment income. We will need to maintain a robust level of new investment activity in the face of expected high levels of realization and refinancing activity.

Thank you for your continued interest in and support of Babson Capital Participation Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $113,316,815)	$101,090,579
Corporate restricted securities at market value
(Cost - $4,711,093)	4,820,211
Corporate public securities at market value
(Cost - $15,774,430)	16,785,108
Short-term securities at amortized cost	11,998,365
Total investments (Cost - $145,800,703)	134,694,263
Cash	3,395,780
Interest receivable	1,163,735
Other assets	42,026
Total assets	139,295,804
Liabilities:
Note payable	15,000,000
Deferred tax liability	560,911
Investment advisory fee payable	277,249
Interest payable	27,267
Accrued expenses	208,586
Total liabilities	16,074,013
Total net assets	$123,221,791
Net Assets:
Common shares, par value $.01 per share	$101,355
Additional paid-in capital	94,398,081
Retained net realized gain on investments, prior years	33,183,269
Undistributed net investment income	4,034,034
Accumulated net realized gain on investments	3,172,403
Net unrealized depreciation of investments	(11,667,351)
Total net assets	$123,221,791
Common shares issued and outstanding (14,785,750 authorized)	10,135,476
Net asset value per share	$12.16

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATION
For the three months ended March 31, 2012
(Unaudited)

Investment Income:
Interest	$3,063,924
Dividends	287,560
Other	46,163

Total investment income	3,397,647

Expenses:
Investment advisory fees	277,249
Interest	153,375
Trustees' fees and expenses	100,000
Professional fees	65,300
Reports to shareholders	15,000
Custodian fees	9,000
Other	3,399
Total expenses	623,323

Investment income - net	2,774,324

Net realized and unrealized gain/loss on investments:
Net realized gain on investments before taxes	1,289,547
Income tax expense	(174)
Net realized gain on investments after taxes	1,289,373
Net change in unrealized depreciation of investments before taxes	(1,454,511)
Net change in deferred income tax expense	(58,783)
Net change in unrealized depreciation of investments after taxes	(1,513,294)
Net loss on investments	(223,921)

Net increase in net assets resulting from operations	$2,550,403

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS	Babson Capital Participation Investors
For the three months ended March 31, 2012
(Unaudited)

Net decrease in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$(3,987,915)
Purchases of portfolio securities	(7,592,609)
Proceeds from disposition of portfolio securities	11,519,183
Interest, dividends and other income received	2,834,369
Interest expense paid	(156,783)
Operating expenses paid	(457,721)
Income taxes paid	(174)

Net cash provided by operating activities	2,158,350

Cash flows from financing activities:
Cash dividends paid from net investment income	(4,246,992)
Receipts for shares issued on reinvestment of dividends	351,722
Net cash used for financing activities	(3,895,270)

Net decrease in cash	(1,736,920)
Cash - beginning of year	5,132,700
Cash - end of period	$3,395,780

Reconciliation of net increase in net assets to net
cash provided by operating activities:
Net increase in net assets resulting from operations	$2,550,403
Increase in investments	(651,301)
Decrease in interest receivable	114,412
Decrease in other assets	77,234
Increase in deferred tax liability	58,783
Increase in investment advisory fee payable	6,530
Decrease in interest payable	(3,408)
Increase in accrued expenses	5,697
Total adjustments to net assets from operations	(392,053)
Net cash provided by operating activities	$2,158,350

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the three
	months ended	For the
	03/31/2012	year ended
	(Unaudited)	12/31/2011
Increase in net assets:
Operations:
Investment income - net	$2,774,324	$11,526,972
Net realized gain on investments after taxes	1,289,373	627,341
Net change in unrealized depreciation of investments after taxes	(1,513,294)	166,242
Net increase in net assets resulting from operations	2,550,403	12,320,555

Increase from common shares issued on reinvestment of dividends
Common shares issued (2012 - 23,590; 2011 - 61,615)	351,722	871,579

Dividends to shareholders from:
Net investment income (2012 - $0.00 per share; 2011 - $1.23 per share)	-	(12,387,295)
Net realized gains (2012 - $0.00 per share; 2011 - $0.00 per share)	-	(25,408)
Total increase in net assets	2,902,125	779,431

Net assets, beginning of year	120,319,666	119,540,235

Net assets, end of period/year (including undistributed net investment
income of $4,034,034 and $1,259,710, respectively)	$123,221,791	$120,319,666

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS	Babson Capital Participation Investors
Selected data for each share of beneficial interest outstanding:

	For the three months
	ended 03/31/2012		For the years ended December 31,
	(Unaudited)		2011		2010	2009	2008	2007
Net asset value:
Beginning of year	$11.90		$11.89		$10.91	$11.10	$12.84	$12.90
Net investment income (a)	0.27		1.14		1.02	0.94	1.08	1.23
Net realized and unrealized
gain (loss) on investments	(0.02)		0.08		0.95	(0.13)	(1.82)	(0.05)
Total from investment operations	0.25		1.22		1.97	(0.81)	0.74	1.18
Dividends from net investment
income to common shareholders	-		(1.23)		(1.00)	(1.00)	(1.00)	(1.23)
Dividends from net realized gain
on investments to common shareholders	-		(0.00	)(b)	-	-	-	(0.02)
Increase from dividends reinvested	0.01		0.02		0.01	0.00	0.00	0.01
Total dividends	0.01		(1.21)		(0.99)	(1.00)	(1.00)	(1.24)
Net asset value: End of period/year	$12.16		$11.90		$11.89	$10.91	$11.10	$12.84
Per share market value:
End of period/year	$14.96		$15.85		$13.88	$12.20	$9.05	$13.18
Total investment return
Net asset value (c)	2.18%		10.56%		18.71%	7.60%	(6.01%)	9.95%
Market value (c)	(5.60%)		24.16%		22.94%	40.86%	(25.36%)	(1.30%)
Net assets (in millions):
End of period/year	$123.22		$120.32		$119.54	$108.93	$110.18	$126.63
Ratio of operating expenses
to average net assets	1.55	%(e)	1.42%		1.46%	1.41%	1.33%	1.36%
Ratio of interest expense
to average net assets	0.51	%(e)	0.56%		0.61%	0.63%	0.58%	0.56%
Ratio of income tax expense
to average net assets (d)	0.00	%(e)	0.20%		0.46%	0.00%	0.00%	0.48%
Ratio of net expenses
to average net assets	2.06	%(e)	2.18%		2.53%	2.04%	1.91%	2.40%
Ratio of net investment income
to average net assets	9.16	%(e)	9.33%		8.96%	8.55%	8.74%	9.32%
Portfolio turnover	6%		21%		27%	23%	32%	33%

(a)	Calculated using average shares.
(b)	Rounds to less than $0.01 per share.
(c)
Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(e)	Annualized

Senior borrowings:
Total principal amount (in millions)	$15	$15	$12	$12	$12	$12
Asset coverage per $1,000
of indebtedness	$9,215	$9,021	$10,962	$10,077	$10.181	$11,552

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2012
(Unaudited)

Corporate Restricted Securities - 85.95%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 82.04%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	184,615 shs.	11/10/09	$184,615	$139,751
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	69,876
* 11/10/09 and 11/18/09.			253,181	209,627

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$1,404,934	11/21/07	1,388,515	1,404,934
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	169,810
			1,507,524	1,574,744
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
Limited Liability Company Unit Class A-2 (B)	676 uts.	12/31/08	74,333	311,454
Limited Liability Company Unit Class A-3 (B)	608 uts.	12/31/08	66,899	280,311
			141,232	591,765
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$1,227,273	10/09/09	1,093,427	1,239,546
Limited Liability Company Unit Class A (B)	2,186 uts.	*	214,793	286,913
Limited Liability Company Unit Class B (B)	1,473 uts.	10/09/09	144,716	193,332
* 10/09/09 and 10/27/10.			1,452,936	1,719,791

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	378,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	-
Common Stock (B)	60,000 shs.	05/15/08	60,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	-
			894,225	378,000
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	546 shs.	12/27/07	270,000	623,705
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	31,767
			291,600	655,472

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$465,000	03/09/07	$462,528	$465,000
14% Senior Subordinated Note due 2015	$720,000	03/09/07	679,351	720,000
Common Stock (B)	150,000 shs.	03/09/07	150,000	335,926
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	37,780 shs.	03/09/07	63,730	84,609
			1,355,609	1,605,535
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$603,697	09/26/08	569,385	603,697
Common Stock (B)	713 shs.	09/26/08	71,303	66,274
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	47,126
			687,272	717,097
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,687,503	*	1,657,293	1,687,503
Preferred Class A Unit (B)	1,706 uts.	**	170,600	322,903
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	149,953
Common Class B Unit (B)	16,100 uts.	01/22/04	1	29,540
Common Class D Unit (B)	3,690 uts.	09/12/06	-	6,771
* 01/22/04 and 06/09/08.			1,908,683	2,196,670
** 01/22/04 and 09/12/06.

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,012,500	04/28/09	914,669	1,012,500
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	219,537
Common Stock (B)	723 shs.	04/28/09	723	97,845
			1,077,661	1,329,882
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$755,672	12/21/11	736,136	755,991
Limited Liability Company Unit Class B (B)	28 uts.	12/21/11	28,418	26,450
Limited Liability Company Unit Class C (B)	222 uts.	12/21/11	221,582	206,219
			986,136	988,660

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
8% Senior Subordinated Note due 2014 (D)	$1,054,025	05/18/05	$964,526	$685,116
Preferred Stock (B)	33 shs.	10/16/09	33,224	-
Common Stock (B)	263 shs.	05/18/05	263,298	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	-
			1,320,410	685,116
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$292,000	09/30/10	286,126	292,000
13% Senior Subordinated Note due 2017	$332,000	09/30/10	301,021	335,320
Limited Liability Company Unit Class B (B)	36,000 uts.	09/30/10	36,000	48,877
Limited Liability Company Unit Class B (B)	27,520 uts.	09/30/10	27,520	37,363
			650,667	713,560
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$648,435	07/27/10	622,805	661,403
Preferred Stock (B)	13 shs.	07/27/10	131,496	131,500
Common Stock Class A (B)	44 shs.	07/27/10	437	64,696
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	8 shs.	07/27/10	76	11,227
			754,814	868,826

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	1,179,015	301,976
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	-
Common Stock (B)	1 sh.	06/30/06	152	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	-
			1,369,873	301,976
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$241,352	08/07/08	239,102	241,352
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	404,116	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	45,111
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	35,471
			718,043	751,004

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	$252	$595,089
*12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$725,568	01/19/11	686,910	728,173
Common Stock (B)	375 shs.	01/19/11	37,500	30,692
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	24,126
			753,660	782,991
Church Services Holding Company
A provider of diversified residential services to homeowners in Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$400,000	03/26/12	386,284	399,210
Common Stock (B)	1,000 shs.	03/26/12	100,000	95,000
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	-
			492,024	494,210
Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$1,270,588	12/02/08	1,211,279	1,270,588
Preferred Stock (B)	147 shs.	12/02/08	146,594	191,500
			1,357,873	1,462,088
Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$642,857	10/10/08	600,468	642,857
Common Stock (B)	321 shs.	10/10/08	32,143	30,685
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	495 shs.	10/10/08	48,214	47,208
			680,825	720,750
Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	719,299	693,946
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	6,590
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	4,767
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	-	53,565
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	-	88
			861,668	758,956

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	$370,796	$681,975
Preferred Stock Series C (B)	4,757 shs.	07/05/07	158,912	357,264
Common Stock (B)	380 shs.	07/05/07	4	-
Limited Partnership Interest (B)	6.88% int.	*	103,135	-
*08/12/04 and 01/14/05.			632,847	1,039,239

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$1,399,467	08/04/05	1,399,467	1,399,467
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	358,714
			1,472,084	1,758,181
Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,215,000	08/21/08	1,136,733	1,172,011
Common Stock (B)	135,000 shs.	08/21/08	135,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	-
			1,374,876	1,172,011
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,155,288	10/27/09	1,038,015	1,142,640
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	53,507
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	39,093
Common Stock (B)	38 shs.	10/27/09	38,244	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	-
			1,362,836	1,235,240

DPC Holdings LLC
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2017	$896,808	10/21/11	879,900	896,123
Limited Liability Company Unit Class A (B)	11,111 uts.	10/21/11	111,111	97,660
			991,011	993,783

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$154,286	11/01/06	$153,613	$154,114
13% Senior Subordinated Note due 2014	$488,572	11/01/06	463,515	487,606
Common Stock (B)	102,857 shs.	11/01/06	102,857	15,844
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	4,975
			764,648	662,539

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$1,278,873	01/08/08	1,264,148	1,278,873
Common Stock (B)	349 shs.	01/08/08	174,701	225,782
			1,438,849	1,504,655
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	11 shs.	06/28/04	40,875	25,384

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	844,677	916,151
Common Stock (B)	50 shs.	02/01/10	50,000	44,670
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	106,510
			1,001,777	1,067,331
ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$910,606	03/01/12	892,540	901,088
Common Stock (B)	41 shs.	03/01/12	90,909	86,368
			983,449	987,456
F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$1,241,408	10/06/08	1,227,647	1,241,408
14% Senior Subordinated Note due 2017	$338,044	03/02/12	331,371	335,041
Preferred Stock Series A (B)	232 shs.	*	23,200	31,380
Preferred Stock Series B (B)	2,298 shs.	10/06/08	229,804	310,828
Common Stock (B)	1,625 shs.	10/06/08	1,625	19,987
*12/30/10 and 07/01/11.			1,813,647	1,938,644

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$874,105	09/27/10	$860,099	$891,587
Limited Liability Company Units Preferred (B)	171 uts.	09/27/10	153,659	170,022
Limited Liability Company Units (B)	171 uts.	09/27/10	17,073	38,151
			1,030,831	1,099,760

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$444,266	12/15/10	433,707	453,151
14.25% Senior Subordinated Note due 2016	$110,213	02/29/12	110,211	109,279
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	116,843
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	14,648
			617,955	693,921
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$513,108	12/20/10	494,760	525,728
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	16,570
			510,769	542,298
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$524,791	04/13/06	519,050	262,396
14% Senior Subordinated Note due 2013 (D)	$317,177	04/13/06	290,908	-
			809,958	262,396
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$1,000,000	10/19/10	942,293	1,020,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	-
			989,251	1,020,000
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,012,500	11/01/07	938,215	-
14% PIK Note due 2015 (D)	$250,259	12/31/08	217,699	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	151,643 shs.	11/01/07	77,643	-
			1,233,557	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$362,700	10/15/09	$271,181	$181,350
Preferred Stock (B)	21 shs.	*	21,428	-
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	-
Common Stock (B)	180 shs.	02/10/06	180,000	-
Common Stock Class C (B)	296 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	-
* 09/18/07 and 06/27/08.			1,348,028	181,350

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$461,539	11/14/11	428,189	463,599
Common Stock (B)	38 shs.	11/14/11	38,461	26,343
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	28 shs.	11/14/11	25,596	18,864
			492,246	508,806
Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$699,168	03/09/12	685,270	693,666
Common Stock (B)	517 shs.	03/09/12	51,724	49,138
			736,994	742,804
HGGC Citadel Plastics Holdings
A world-leading source for thermoset and thermoplastic compounds.
14% Senior Subordinated Note due 2019	$899,194	02/29/12	881,344	889,801
Common Stock (B)	101 shs.	02/29/12	100,806	95,770
			982,150	985,571
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	33 shs.	*	33,216	65,200
Warrant, exercisable until 2012, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	207,297
* 06/30/04 and 08/19/04.			138,834	272,497

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	-	-
			-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
14% Senior Subordinated Note due 2016	$1,516,037	08/19/08	$1,446,735	$1,440,235
Common Stock (B)	251 shs.	08/19/08	251,163	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	-
			1,758,131	1,440,235
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
13.5% Senior Subordinated Note due 2018	$913,014	10/27/11	895,567	913,408
Common Stock (B)	93 shs.	10/27/11	92,854	95,747
			988,421	1,009,155
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	262,012

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$1,350,000	07/07/09	1,236,405	675,000
Limited Liability Company Unit (B)	1,647 uts.	07/07/09	98,833	-
			1,335,238	675,000
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$833,333	12/20/10	724,699	755,139
Preferred Stock A (B)	165 shs.	12/20/10	165,000	-
Preferred Stock B (B)	0.06 shs.	12/20/10	-	-
Common Stock (B)	33 shs.	12/20/10	1,667	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	-
			997,009	755,139
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$869,565	12/23/11	$852,579	$871,444
Preferred Stock Series A (B)	102 shs.	12/23/11	96,578	82,367
Preferred Stock Series B (B)	29 shs.	12/23/11	27,335	23,310
Common Stock (B)	130 shs.	12/23/11	6,522	-
			983,014	977,121
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$2,185,587	04/12/11	2,010,247	2,185,587
Common Stock (B)	71,053 shs.	05/25/06	71,053	25,227
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	15,480
			2,119,171	2,226,294
K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$898,319	12/10/10	882,810	897,300
Common Stock (B)	232,826 shs.	12/10/10	232,826	123,952
			1,115,636	1,021,252
K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
6% Senior Subordinated Note due 2015	$1,349,876	07/16/08	1,277,147	1,282,382
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	29,348	58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	-	-
			1,605,072	1,379,262
K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$1,674,246	03/14/07	1,523,455	1,339,397
Preferred Stock PIK (B)	793 shs.	02/07/11	306,750	-
Common Stock (B)	123 shs.	03/13/07	123,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	71 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	89 shs.	03/14/07	85,890	-
			2,039,095	1,339,397

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$910,836	08/15/11	$893,862	$927,209
Common Stock (B)	94 shs.	08/15/11	94,340	84,533
			988,202	1,011,742

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$669,380	09/12/08	635,523	669,380
Common Stock (B)	32 shs.	09/12/08	32,143	41,002
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	44,281
			702,380	754,663

Mail Communications Group, Inc.
A provider of mail processing and handling services, letter shop services, and commercial printing services.
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	216,081
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	30,253
* 05/04/07 and 01/02/08.			189,262	246,334

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018	$419,971	01/15/10	375,599	419,971
15% Senior Subordinated Note due 2018	$106,285	10/05/10	104,442	106,285
Common Stock (B)	35 shs.	10/05/10	35,400	63,189
Common Stock Class B (B)	118 shs.	01/15/10	117,647	210,004
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	185,854
			727,667	985,303

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$442,325	09/20/11	433,969	446,051
Limited Liability Company Unit Class A (B)	2,900 uts.	09/20/11	60,000	45,387
Limited Liability Company Unit Class D (B)	291 uts.	09/20/11	-	4,561
			493,969	495,999

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	$1,027,914	$1,139,845
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	456,073
Common Stock (B)	162 shs.	03/01/11	16,226	53,230
Common Stock (B)	153 shs.	09/07/10	15,282	50,273
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	33,844
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	126,833
* 09/07/10 and 03/01/11.			1,247,167	1,860,098

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$630,045	08/29/08	581,350	630,045
Preferred Unit (B)	66 uts.	08/29/08	66,451	64,946
Common Unit Class A (B)	671 uts.	08/29/08	671	-
Common Unit Class B (B)	250 uts.	08/29/08	63,564	-
			712,036	694,991
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	56 shs.	09/24/08	54,040	74,632
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	242,276
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	16,339
			278,209	333,247
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$367,924	09/22/11	360,942	370,440
Limited Liability Company Unit Series B (B)	132,076 uts.	09/22/11	132,076	145,122
			493,018	515,562
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$1,421,795	*	1,364,411	355,449
Common Stock (B)	238 shs.	*	238,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	-
* 08/12/05 and 09/11/06.			1,688,692	355,449

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$823,794	06/28/11	$547,745	$-
7% Senior Subordinated Note due 2014 (D)	$1,350,000	06/28/11	1,281,479	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	03/31/06	73,125	-
			1,902,349	-
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$927,959	11/30/10	912,781	946,518
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	-	112,981
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	-	10,245
			912,781	1,069,744
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$330,882	02/24/06	306,091	82,720
Limited Liability Company Unit (B)	437 uts.	*	436,984	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	68 shs.	02/24/06	19,687	-
* 02/24/06 and 06/22/07.			762,762	82,720

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$1,030,546	02/02/07	930,617	824,437
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	-
* 12/18/08 and 09/30/09.			1,683,274	824,437

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$482,759	11/05/10	$444,471	$487,375
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	18,915
Limited Liability Company Unit Series B (B)	34,931 uts.	11/05/10	34,931	38,323
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	-	13,551
			496,643	558,164
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$1,492,105	*	1,271,994	1,478,916
Limited Partnership Interest (B)	1,740 uts.	*	174,006	45,431
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	68,008
* 07/09/09 and 08/09/10.			1,706,479	1,592,355

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$883,117	02/02/11	818,725	893,811
Common Stock (B)	126 shs.	*	125,883	83,726
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	39,076
* 02/02/11 and 06/30/11.			997,595	1,016,613

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Common Stock (B)	178,571 shs.	01/28/02	178,571	257,291
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	138,929 shs.	01/28/02	92,597	200,173
			271,168	457,464
O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	411,148	441,226
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	26,911
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	15,132
Common Stock (B)	344 shs.	06/04/10	344	-
			497,971	483,269

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
Common Stock (B)	184,176 shs.	01/03/06	$184,176	$424,513
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	43,073 shs.	01/03/06	35,900	99,281
			220,076	523,794
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	828,148
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	139,822
			393,309	967,970
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,592,553	12/21/10	1,559,513	1,608,422
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	286,995
Common Stock (B)	29 shs.	12/21/10	13,500	-
			1,753,393	1,895,417
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$928,072	12/20/10	912,392	922,440
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	71,444
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	71,444
			1,019,535	1,065,328
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012 (D)	$737,784	04/27/07	719,555	258,224
5% Senior Subordinated Note due 2012	$42,187	07/21/10	42,187	42,187
Preferred Shares Series E (B)	42,187 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	928,962 uts.	04/27/07	33,477	-
			795,219	300,411
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2015	$843,750	12/19/00	840,830	843,750
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	340
			981,455	844,090

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	$59,034	$-
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	-
Common Stock (B)	21,462 shs.	05/22/09	993,816	-
			1,342,900	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$855,485	06/03/10	847,048	864,040
3% Senior Subordinated PIK Note due 2014	$1,209,017	10/02/06	1,089,138	1,209,017
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	90,041
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	9,339
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	559,158
			2,272,514	2,731,595
Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$942,691	02/11/08	889,940	942,691
Limited Partnership Interest (B)	12.55% int.	02/11/08	94,092	101,688
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	700 shs.	02/11/08	88,723	206,878
			1,072,755	1,251,257
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$1,399,161	11/12/09	1,292,288	1,427,144
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	102,169
			1,400,258	1,529,313
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	187,500 shs.	05/28/04	187,500	252,912
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	199,969 shs.	05/28/04	199,969	269,731
			387,469	522,643
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$747,145	12/15/06	718,715	747,145
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	63,994
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	30,198
			938,047	841,337

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$460,318	02/09/12	$432,496	$461,253
Common Stock (B)	369 shs.	02/09/12	4	3
Preferred Stock (B)	39,679 shs.	02/09/12	39,678	37,695
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	12,088 shs.	02/09/12	11,980	121
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	7,067 shs.	02/09/12	7,067	71
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	185 shs.	02/09/12	-	2
			491,225	499,145
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2016	$281,250	11/14/03	276,694	281,250
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	74 shs.	11/14/03	65,089	22,395
			341,783	303,645
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$656,250	03/30/12	646,412	655,993
Preferred Stock (B)	2,098 shs.	03/30/12	83,920	79,724
Common Stock (B)	983 shs.	03/30/12	9,830	9,339
			740,162	745,056
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$1,157,231	01/15/09	826,004	-

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$1,176,924	*	1,114,448	1,176,924
Limited Liability Company Unit (B)	328 uts.	*	334,371	294,751
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	87,231	74,660
* 08/31/07 and 03/06/08.			1,536,050	1,546,335

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Snacks Parent Corporation
The world's largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$880,671	11/12/10	$837,277	$870,332
Preferred Stock A (B)	1,132 shs.	11/12/10	107,498	73,456
Preferred Stock B (B)	525 shs.	11/12/10	49,884	34,087
Common Stock (B)	6,579 shs.	11/12/10	6,579	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	-
			1,003,044	977,875
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
14% Senior Subordinated Note due 2018	$915,159	12/01/11	897,507	915,945
Common Stock (B)	909 shs.	12/01/11	90,909	94,868
			988,416	1,010,813
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,200,671	12/15/09	1,059,201	1,140,637
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	10,595
			1,179,435	1,151,232
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$1,243,371	10/23/08	1,189,572	1,243,371
Common Stock (B)	15,882 shs.	10/23/08	158,824	184,843
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	5,852 shs.	10/23/08	53,285	68,109
			1,401,681	1,496,323
Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2015	$790,244	08/01/06	768,374	790,244
Common Stock (B)	165 shs.	08/01/06	164,634	230,169
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	55 shs.	08/01/06	49,390	76,658
			982,398	1,097,071
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states, Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$941,387	07/01/11	924,135	934,911
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	40,917
			1,000,181	975,828

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	$-	$-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$1,048,208	12/14/10	994,751	995,798
Common Stock (B)	38 shs.	12/14/10	38,168	4,402
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	4,297
			1,070,168	1,004,497
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2017	$1,413,111	09/02/08	1,346,326	1,413,111
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	37,708
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	-
			1,412,617	1,450,819
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5 shs.	01/14/08	46,617	169,238

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$664,062	*	644,369	-
6.9% Term Note due 2012 (C)	$753,893	05/31/11	753,894	678,504
Common Stock Class B	32 shs.	*	3,574	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	117,464	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	-
* 04/28/06 and 09/13/06.			1,553,039	678,504
** 03/01/05 and 10/10/08.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2014 (D)	$1,300,003	10/26/07	$1,136,835	$-
Series B Preferred Stock (B)	97 shs.	03/31/10	-	-
Common Stock (B)	273 shs.	03/31/10	219,203	-
			1,356,038	-
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$938,651	10/31/07	884,241	948,038
Common Stock (B)	110 shs.	10/31/07	110,430	26,762
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	12,083
			1,041,051	986,883
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$1,356,000	02/05/98	1,349,085	1,356,000
Common Stock (B)	315 shs.	02/04/98	315,000	299,395
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	222 shs.	02/05/98	184,416	211,003
			1,848,501	1,866,398
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$1,222,698	*	1,131,547	1,161,563
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	-
Common Stock (B)	393 shs.	*	423,985	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			1,767,859	1,161,563

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	5,888 uts.	02/28/11	125,000	108,627
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	-
			161,032	108,627

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2016	$473,338	04/30/04	$465,959	$473,338
Common Stock (B)	96 shs.	04/30/04	96,400	61,435
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	77,749
			674,465	612,522
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	384,991

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$430,589	05/17/07	429,344	416,476
13% Senior Subordinated Note due 2014	$370,588	05/17/07	354,020	352,324
18% PIK Convertible Preferred Stock (B)	21,361 shs.	03/13/09	41,440	-
Common Stock (B)	70,588 shs.	05/17/07	70,588	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	-
			926,852	768,800
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated Note due 2012	$103,939	10/29/09	103,465	100,828
5% Senior Subordinated PIK Note due 2012 (D)	$450,000	06/30/07	392,576	445,747
Class B Unit (B)	406,525 uts.	10/29/09	184,266	-
Class C Unit (B)	450,000 uts.	10/29/09	413,244	348,818
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	-
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	-
* 07/19/04 and 10/29/09.			1,419,752	895,393

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$911,250	11/30/06	867,531	820,125
Common Stock (B)	101 shs.	11/30/06	101,250	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	-
			1,014,571	820,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$1,000,000	06/08/10	$924,717	$1,015,000
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	86,390
Common Stock (B)	353 shs.	06/08/10	353	43,320
			995,378	1,144,710
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	735,756	810,411
Common Stock (B)	205 shs.	12/16/10	205,480	183,257
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	49,248
			990,570	1,042,916
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	601,454	-
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	47 shs.	05/14/07	44,186	-
			706,948	-
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$858,758	11/03/11	842,302	853,013
Common Stock (B)	1,500 shs.	11/03/11	150,000	110,341
			992,302	963,354
Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015	$1,258,147	09/08/08	1,225,620	1,258,147
Common Stock (B)	150 shs.	09/08/08	150,000	252,407
			1,375,620	1,510,554

Total Private Placement Investments (E)			$113,316,815	$101,090,579

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 3.91%:

Bonds 3.91%
ArcelorMittal	6.125%	06/01/18	$500,000	$515,997	$525,354
Avaya, Inc.	7.000	04/01/19	500,000	501,234	501,250
Cequel Communications Holdings I LLC	8.625	11/15/17	500,000	523,486	536,875
CHC Helicopter SA	9.250	10/15/20	1,000,000	925,130	992,500
Citigroup, Inc.	7.000	05/04/15	500,000	505,068	500,600
Coffeyville Resources LLC	9.000	04/01/15	26,000	25,917	27,820
First Data Corporation	7.375	06/15/19	250,000	250,000	254,687
FMG Resources	7.000	11/01/15	250,000	258,775	255,000
Hilcorp Energy Company	7.625	04/15/21	325,000	310,866	351,000
International Automotive Component	9.125	06/01/18	250,000	250,000	217,500
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	19,800
Northern Tier Energy LLC	10.500	12/01/17	325,000	338,758	354,250
Pittsburgh Glass Works, LLC	8.500	04/15/16	35,000	35,000	34,825
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,862	248,750
Total Bonds				4,711,093	4,820,211

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	-	-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	-	-
Total Preferred Stock				-	-

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	-	-
Total Common Stock				-	-

Total Rule 144A Securities				4,711,093	4,820,211

Total Corporate Restricted Securities				$118,027,908	$105,910,790

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

Corporate Public Securities - 13.62%: (A)	Interest Rate	Due Date	Principal Amount	Cost	Market Value
Bonds - 13.61%
Accuride Corp	9.500%	08/01/18	$500,000	$480,597	$525,000
Affinia Group, Inc.	9.000	11/30/14	25,000	24,561	25,250
Alcoa, Inc.	6.150	08/18/20	600,000	632,084	645,886
Alere, Inc.	9.000	05/15/16	300,000	317,797	312,750
Alta Mesa Financial Services	9.625	10/15/18	500,000	477,787	503,750
Anglogold Holdings PLC	5.375	04/15/20	600,000	605,713	617,599
Avis Budget Car Rental	9.750	03/15/20	375,000	375,000	409,687
Bank of America Corporation	5.875	01/05/21	600,000	624,913	634,704
B E Aerospace, Inc.	6.875	10/01/20	250,000	257,175	273,750
Calumet Specialty Products Partners L.P.	9.375	05/01/19	375,000	348,970	390,000
Centurytel, Inc.	5.000	02/15/15	500,000	510,031	525,039
Clean Harbors, Inc.	7.625	08/15/16	20,000	20,752	21,050
Citigroup, Inc.	5.500	04/11/13	500,000	483,651	518,874
C R H America, Inc.	5.300	10/15/13	500,000	470,952	524,916
Ensco PLC	3.250	03/15/16	600,000	598,183	625,955
Equifax, Inc.	4.450	12/01/14	500,000	510,786	530,506
GATX Corporation	4.750	05/15/15	500,000	506,377	535,724
General Electric Capital Corporation	5.500	01/08/20	500,000	498,382	567,131
Goldman Sachs Group, Inc.	4.750	07/15/13	500,000	474,647	517,620
Headwaters, Inc.	7.625	04/01/19	305,000	305,151	296,613
Health Management Association	6.125	04/15/16	250,000	257,689	261,563
HealthSouth Corporation	7.750	09/15/22	500,000	501,230	540,000
Hertz Corporation	6.750	04/15/19	220,000	216,673	227,700
International Game Technology	7.500	06/15/19	500,000	499,778	585,669
Johnson Controls, Inc.	5.500	01/15/16	500,000	436,985	563,944
Kraft Foods, Inc.	5.375	02/10/20	500,000	514,465	578,022
Masco Corporation	7.125	03/15/20	350,000	349,995	374,174
Morgan Stanley	5.500	01/26/20	500,000	497,767	487,639
NBC Universal Media LLC	5.150	04/30/20	500,000	499,398	565,902
Precision Drilling Corporation	6.625	11/15/20	250,000	258,029	261,875
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	498,902	545,353
Sealed Air Corporation	7.875	06/15/17	500,000	494,152	539,170
Sprint Nextel Corporation	6.000	12/01/16	500,000	513,608	446,250
Steelcase, Inc.	6.375	02/15/21	500,000	508,024	513,541
Thermadyne Holdings Corporation	9.000	12/15/17	250,000	266,406	256,250
Time Warner Cable, Inc.	5.000	02/01/20	500,000	491,568	552,079
Tutor Perini Corporation	7.625	11/01/18	300,000	308,682	303,000
Tyco International Group SA	8.500	01/15/19	125,000	124,999	162,004
Total Bonds				15,761,859	16,765,939

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

			Market
Corporate Public Securities: (A) (Continued)	Shares	Cost	Value

Common Stock - 0.01%
Intrepid Potash, Inc. (B)	185	$5,920	$4,601
Nortek, Inc. (B)	100	1	4,399
Rue21, Inc. (B)	350	6,650	10,269
Total Common Stock		12,571	14,692

Total Corporate Public Securities		$15,774,430	$16,785,108

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 9.74%
Avon Capital Corporation	0.500%	04/12/12	$2,000,000	$1,999,695	$1,999,695
Daimler Finance NA LLC	0.430	04/04/12	1,750,000	1,749,937	1,749,937
Glencore Funding LLC	0.550	04/13/12	2,000,000	1,999,633	1,999,633
Harris Corporation	0.400	04/12/12	1,000,000	999,878	999,878
Reed Elsevier, Inc.	0.430	04/11/12	1,750,000	1,749,791	1,749,791
Tyco Electronics Group SA	0.450	04/10/12	1,500,000	1,499,831	1,499,831
Weatherford International Limited	0.600	04/13/12	2,000,000	1,999,600	1,999,600
Total Short-Term Securities				$11,998,365	$11,998,365

Total Investments	109.31%			$145,800,703	$134,694,263
Other Assets	3.73				4,601,541
Liabilities	(13.04)				(16,074,013)
Total Net Assets	100.00%				$123,221,791

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of March 31, 2012.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2012, the values of these securities amounted to $101,090,579 or 87.18% of net assets.
^	Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 2.28%		BUILDINGS & REAL ESTATE - 2.54%
A E Company, Inc.	$209,627	K W P I Holdings Corporation	$1,339,397
B E Aerospace, Inc.	273,750	Masco Corporation	374,174
Merex Holding Corporation	515,562	Sunrise Windows Holding Company	1,004,497
Visioneering, Inc.	768,800	TruStile Doors, Inc.	108,627
Whitcraft Holdings, Inc.	1,042,916	Tutor Perini Corporation	303,000
	2,810,655		3,129,695
AUTOMOBILE - 4.87%		CHEMICAL, PLASTICS & RUBBER - 0.93%
Accuride Corp	525,000	Capital Specialty Plastics, Inc.	595,089
Avis Budget Car Rental	409,687	Nicoat Acquisitions LLC	558,164
F H Equity LLC	542,298		1,153,253
International Automotive Component	217,500	CONSUMER PRODUCTS - 8.55%
J A C Holding Enterprises, Inc.	755,139	Aero Holdings, Inc.	1,605,535
Jason Partners Holdings LLC	25,511	Bravo Sports Holding Corporation	301,976
Johnson Controls, Inc.	563,944	Custom Engineered Wheels, Inc.	1,235,240
K & N Parent, Inc.	977,121	Handi Quilter Holding Company	508,806
Nyloncraft, Inc.	457,464	K N B Holdings Corporation	2,226,294
Ontario Drive & Gear Ltd.	967,970	Manhattan Beachwear Holding Company	985,303
Pittsburgh Glass Works, LLC	34,825	R A J Manufacturing Holdings LLC	841,337
Qualis Automotive LLC	522,643	Tranzonic Companies (The)	1,866,398
	5,999,102	WP Supply Holding Corporation	963,354
BEVERAGE, DRUG & FOOD - 6.34%			10,534,243
Eatem Holding Company	1,067,331	CONTAINERS, PACKAGING & GLASS - 4.46%
F F C Holding Corporation	1,099,760	Flutes, Inc.	262,396
Golden County Foods Holding, Inc.	-	P K C Holding Corporation	1,895,417
Hospitality Mints Holding Company	1,440,235	P P T Holdings LLC	1,065,328
Kraft Foods, Inc.	578,022	Paradigm Packaging, Inc.	844,090
Snacks Parent Corporation	977,875	Sealed Air Corporation	539,170
Spartan Foods Holding Company	1,151,232	Vitex Packaging Group, Inc.	895,393
Specialty Commodities, Inc.	1,496,323		5,501,794
	7,810,778	DISTRIBUTION - 2.52%
BROADCASTING & ENTERTAINMENT - 0.91%		Duncan Systems, Inc.	662,539
HOP Entertainment LLC	-	F C X Holdings Corporation	1,938,644
NBC Universal Media LLC	565,902	RM Holding Company	499,145
Time Warner Cable, Inc.	552,079		3,100,328
Sundance Investco LLC	-
Workplace Media Holding Company	-
	1,117,981

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DIVERSIFIED/CONGLOMERATE, MANUFACTURING -		DIVERSIFIED/CONGLOMERATE, SERVICE - 11.58%
14.08%		A S C Group, Inc.	$1,719,791
A H C Holding Company, Inc.	$1,574,744	A W X Holdings Corporation	378,000
Arrow Tru-Line Holdings, Inc.	685,116	Advanced Technologies Holdings	655,472
C D N T, Inc.	751,004	Affinia Group, Inc.	25,250
F G I Equity LLC	693,921	Anglogold Holdings PLC	617,599
G C Holdings	1,020,000	Apex Analytix Holding Corporation	1,329,882
Harris Corporation	999,878	Associated Diversified Services	713,560
HGGC Citadel Plastics Holdings	985,571	Bank of America Corporation	634,704
Ideal Tridon Holdings, Inc.	1,009,155	C R H America, Inc.	524,916
KPHI Holdings, Inc.	1,021,252	Church Services Holding Company	494,210
K P I Holdings, Inc.	1,379,262	Clough, Harbour and Associates	1,462,088
LPC Holding Company	1,011,742	Crane Rental Corporation	1,172,011
MEGTEC Holdings, Inc.	333,247	ELT Holding Company	987,456
Nortek, Inc.	4,399	Equifax, Inc.	530,506
0 E C Holding Corporation	483,269	Insurance Claims Management, Inc.	262,012
Postle Aluminum Company LLC	2,731,595	Mail Communications Group, Inc.	246,334
Truck Bodies & Equipment International	1,161,563	Nexeo Solutions LLC	19,800
Xaloy Superior Holdings, Inc.	1,510,554	Northwest Mailing Services, Inc.	1,592,355
	17,356,272
		Pearlman Enterprises, Inc.
		Safety Infrastructure Solutions	745,056
		Tyco International Group SA	162,004
			14,273,006
		ELECTRONICS - 2.54%
		Barcodes Group, Inc.	868,826
		Connecticut Electric, Inc.	758,956
		Tyco Electronics Group SA	1,499,831
			3,127,613
		FINANCIAL SERVICES - 6.80%
		Alta Mesa Financial Services	503,750
		Avon Capital Corporation	1,999,695
		Citigroup, Inc.	1,019,474
		Daimler Finance NA LLC	1,749,937
		DPC Holdings LLC	993,783
		GATX Corporation	535,724
		General Electric Capital Corporation	567,131
		Goldman Sachs Group, Inc.	517,620
		Morgan Stanley	487,639
			8,374,753

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

HEALTHCARE, EDUCATION & CHILDCAR - 8.28%		MACHINERY - 6.12%
Alere, Inc.	$312,750	A S A P Industries LLC	$591,765
American Hospice Management Holding LLC	2,196,670	Arch Global Precision LLC	988,660
CHG Alternative Education Holding Company	782,991	E S P Holdco, Inc.	1,504,655
Healthcare Direct Holding Company	742,804	M V I Holding, Inc.	754,663
HealthSouth Corporation	540,000	Motion Controls Holdings	1,069,744
Marshall Physicians Services LLC	495,999	NetShape Technologies, Inc.	824,437
Qwest Diagnostic, Inc.	545,353	Pacific Consolidated Holdings LLC	300,411
SouthernCare Holdings, Inc.	1,010,813	Power Services Holding Company	1,251,257
Strata/WLA Holding Corporation	975,828	Thermadyne Holdings Corporation	256,250
Synteract Holdings Corporation	1,450,819		7,541,842
Touchstone Health Partnership	-	MEDICAL DEVICES/BIOTECH - 4.16%
Wheaton Holding Corporation	1,144,710	Coeur, Inc.	720,750
	10,198,737	E X C Acquisition Corporation	25,384
HOME & OFFICE FURNISHINGS, HOUSEWARES,		ETEX Corporation
AND DURABLE CONSUMER PRODUCTS - 5.03%		Health Management Association	261,563
Connor Sport Court International, Inc.	1,039,239	MedSystems Holdings LLC	694,991
H M Holding Company	181,350	MicroGroup, Inc.	355,449
Home Décor Holding Company	272,497	NT Holding Company	1,016,613
Royal Baths Manufacturing Company	303,645	OakRiver Technology, Inc.	523,794
Stanton Carpet Holding Company	1,097,071	Precision Wire Holding Company	1,529,313
Steelcase, Inc.	513,541	TherOX, Inc.	-
Transpac Holding Company	986,883		5,127,857
U-Line Corporation	612,522	MINING, STEEL, IRON & NON-PRECIOUS METALS -
U M A Enterprises, Inc.	384,991	2.49%
Wellborn Forest Holding Company	820,125	Alcoa, Inc.	645,886
	6,211,864	FMG Resources	255,000
LEISURE, AMUSEMENT, ENTERTAINMENT - 0.48%		Glencore Funding LLC	1,999,633
International Game Technology	585,669	T H I Acquisition, Inc.	169,238
			3,069,757
		NATURAL RESOURCES - 0.67%
		ArcelorMittal	525,354
		Headwaters, Inc.	296,613
		Intrepid Potash, Inc.	4,501
			826,468

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 5.31%		TRANSPORTATION - 1.06%
Calumet Specialty Products Partners L.P.	$390,000	CHC Helicopter SA	$992,500
Coffeyville Resources LLC	27,820	Hertz Corporation	227,700
Ensco PLC	625,955	NABCO, Inc.	82,720
Hilcorp Energy Company	351,000		1,302,920
International Offshore Services LLC	675,000	WASTE MANAGEMENT / POLLUTION - 0.57%
MBWS Ultimate Holdco, Inc.	1,860,098	Clean Harbors, Inc.	21,050
Northern Tier Energy LLC	354,250	Terra Renewal LLC	678,504
Precision Drilling Corporation	261,875	Torrent Group Holdings, Inc.	-
Weatherford International Limited	1,999,600		699,554
	6,545,598
PHARMACEUTICALS - 1.63%
CorePharma LLC	1,758,181	Total Investments - 109.31%	$134,694,263
Valeant Pharmaceuticals International	248,750
	2,006,931
PUBLISHING/PRINTING - 1.42%
Reed Elsevier, Inc.	1,749,791

RETAIL STORES - 0.01%
Rue21, Inc.	10,269

TECHNOLOGY - 1.87%
Avaya, Inc.	501,250
First Data Corporation	254,687
Sencore Holding Company	-
Smart Source Holdings LLC	1,546,335
	2,302,272
TELECOMMUNICATIONS - 1.81%
All Current Holding Company	717,097
Centurytel, Inc.	525,039
Cequel Communications Holdings I LLC	536,875
Sprint Nextel Corporation	446,250
	2,225,261

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	Babson Capital Participation Investors
(Unaudited)

1.	History	Determination of Fair Value

Babson Capital Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988. Effective December 16, 2011, the Trust’s name was changed to Babson Capital Participation Investors. Prior to December 16, 2011, the Trust’s name was MassMutual Participation Investors.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“PI Subsidiary Trust”) for the purpose of holding certain investments. The results of the PI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the PI Subsidiary Trust.

The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for determination of fair value under those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees and ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information directly available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $101,090,579 (82.04% of net assets) as of March 31, 2012 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At March 31, 2012, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust’s pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Fair Value Measurements:
Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors' pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s

The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple.

Both the company’s EBITDA and valuation multiple are considered significant unobservable inputs. Significant increases/(decreases) to the company’s trailing twelve months EBITDA and/or the valuation multiple would result in significant increases/(decreases) to the equity value.

Short-Term Securities

Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements

The following table represents quantitative information about Level 3 fair value measurements as of March 31, 2012.

	Valuation	Unobservable
	Technique	Inputs	Range

Corporate	Discounted	Probability of	-1.00% to
Bonds	Cash Flows	Default	+1.00%

		Credit Adjustments	+0.25% to
-0.75%

Equity	Market	Valuation	3.2x to
Securities	Approach	Multiple	9.9x

		Discount for lack	0% to
		of marketability	5%

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Participation Investors
(Unaudited)

The following is a summary of the inputs used to value the Trust’s net assets as of March 31, 2012:

Assets:	Total	Level 1	Level 2	Level 3

Restricted Securities
Corporate Bonds	$86,197,385	$-	$4,820,211	$81,377,174
Common Stock - U.S.	9,084,499	-	-	9,084,499
Preferred Stock	4,509,324	-	-	4,509,324
Partnerships and LLCs	6,119,582	-	-	6,119,582
Public Securities
Corporate Bonds	16,765,939	-	16,765,939	-
Common Stock - U.S.	19,169	19,169	-	-
Short-term Securities	11,998,365	-	11,998,365	-
Total	$134,694,263	$19,169	$33,584,515	$101,090,579

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2011	earnings	Purchases	Sales	Prepayments	out of Level 3	03/31/2012

Restricted Securities
Corporate Bonds	$84,969,256	$(327,115)	$5,702,635	$(2,838,599)	$(6,129,003)	$-	$81,377,174
Common Stock - U.S.	9,972,142	189,338	378,060	(1,455,041)	-	-	9,084,499
Preferred Stock	5,965,999	(781,756)	123,598	(798,517)	-	-	4,509,324
Partnerships and LLCs	6,021,318	98,264	-	-	-	-	6,119,582
	$106,928,715	$(821,269)	$6,204,293	$(5,092,157)	$(6,129,003)	$-	$101,090,579

There were no transfers into or out of Level 1 and Level 2 assets.

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations:

	Net Increase in Net	Change in Unrealized Gains
	Assets Resulting from	& (Losses) in Net Assets
	Operations	from assets still held

Interest (Amortization)	171,800	-

Net realized gain on
investments before taxes	1,141,525	-

Net change in unrealized
depreciation of investments
before taxes.	(2,134,594)	(556,464)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

B.     Accounting for Investments:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C.     Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.     Federal Income Taxes:

The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The PI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

The PI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the PI Subsidiary Trust, all of the PI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of March 31, 2012, the PI Subsidiary Trust has incurred income tax expense of $174.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of March 31, 2012, the PI Subsidiary Trust has a deferred tax liability of $560,911.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the three months ended March 31, 2012.

E.     Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

3.	Investment Advisory and Administrative Services Contract

A.  Services:

Under an Investment Advisory and Administrative Services Contract (the “Contract”) with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B.  Fee:

For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Participation Investors
(Unaudited)

4.	Senior Indebtedness

MassMutual holds the Trust’s $15,000,000 Senior Fixed Rate  Convertible Note (the “Note”) issued by the Trust on December 13, 2011.  The Note is due December 13, 2023 and accrues interest at 4.09% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2012, the Trust incurred total interest expense on the Note of $153,375.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date  plus  the  Make  Whole  Premium. The  Make  Whole Premium  equals  the  excess  of  (i)  the  present  value  of  the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5.      Purchases and Sales of Investments

	For the three months ended 03/31/2012
		Proceeds
	Cost of	from
	Investments	Sales or
	Acquired	Maturities

Corporate restricted securities	$5,641,359	$11,221,160

Corporate public securities	1,951,250	162,000

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of March 31, 2012. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of March 31, 2012 is $11,106,440 consists of $11,943,138 appreciation and $23,049,578 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax liability of $560,911 on net unrealized gains on the PI Subsidiary Trust.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Babson Capital Participation Investors

Members of the Board of
Trustees

Donald Glickman
Robert E. Joyal
William J. Barrett
Michael H. Brown*
Donald E. Benson*
Clifford M. Noreen
Martin T. Hart
Maleyne M. Syracuse*
Edward P. Grace III
Susan B. Sweeney

*Member of the Audit Committee

Offiicers
Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President
& Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Babson Capital Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan"). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by DST Systems, Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any Federal, state or local tax. For Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Agent for Babson Capital Participation Investors’ Dividend Reinvestment and Cash Purchase Plan, P.O. Box 219086, Kansans City, MO 64121-9086.